Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Option Activity
The following table summarizes the share option activity for the year ended December 31, 2022:

Options Granted to Employees and Directors	Number of Options	Weighted- Average Exercise Price	Weighted- Average grant-date Fair Value per Option	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
		RMB	RMB		RMB
Outstanding, December 31, 2021	7,367,194	8.18	18.66	6.09	48,464

Granted	2,900,248	6.18	6.41	—	—
Forfeited	632,534	9.53	22.70	—	—
Expired	—	—	—	—	—
Exercised	758,442	0.23	10.62	—	—
Cancelled	—	—	—	—	—

Outstanding, December 31, 2022	8,876,466	8.11	15.06	6.23	31,347

Vested and expected to vest at December 31, 2022	8,876,466	8.11	15.06	6.23	31,347

Vested at December 31, 2022	7,251,013	9.66	15.50	5.71	21,844

Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted
The following table presents assumptions used to estimate the fair values of share options granted for the years ended December 31, 2020, 2021 and 2022:

	2020	2021	2022
Risk-free interest rate	0.63% - 1.88%	0.94% - 1.70%	1.87%-3.75%
Dividend yield	0%	0%	0%
Expected volatility	44.37% - 47.83%	47.45% - 56.62%	55.99%-56.79%
Weighted average expected volatility	46.37%	50.26%	56.15%
Expected exercise multiple	2.5 - 2.8	2.2 - 2.8	2.2-2.8

Summary of Restricted Share Units
A summary of the restricted share units for the year ended December 31, 2022 was stated below:

Restricted Share Units Granted to Employees and Directors	Number of Share Units	Weighted- Average grant-date Fair Value per Restricted Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
		RMB		RMB
Outstanding, December 31, 2021	119,566	14.94	9.88	1,189

Granted	199,965	9.55	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Vested	119,568	14.52	—	—
Cancelled	—	—	—	—

Outstanding, December 31, 2022	199,963	9.81	9.80	1,337

Vested and expected to vest at December 31, 2022	199,963	9.81	9.80	1,337

Exercisable at December 31, 2022	—	—	—	—

Summary of Total Compensation Costs Recognized
Total compensation costs recognized for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of r evenue	4	41	2	—
Research and development	7,176	13,801	368	53
Sales and marketing	3,965	2,609	1,188	172
General and administrative	17,713	13,761	13,957	2,024

Total	28,858	30,212	15,515	2,249